Inventories	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
Inventories	InventoriesInventories are stated at the lower of cost or market, with cost determined using first-in, first-out and average cost methods for different components of inventory. Inventories at June 30, 2022 and December 31, 2021 consisted of the following:

	June 30, 2022	December 31, 2021
Raw materials and supplies	$230	$185
Work in process	55	51
Finished goods	266	242
Total	$551	$478